Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 8:-	INCOME TAXES

a.	Corporate tax rates:

The corporate tax rate in Israel in 2021, 2020 and 2019 was 23%.

The United States of America federal rate was 21% and the state corporate income tax rates range from 6.5% to 11.5%, for the years ended December 31, 2021, 2020 and 2019. The Company didn’t account for any federal, state and foreign income tax expenses for the years ended December 31, 2021, 2020 and 2019. The Company is subject to United States of America income tax laws. There are no provisions for United States of America federal, state or other taxes for any period.

b.	Net operating losses carryforward:

The Company has accumulated losses for tax purposes as of December 31, 2021, in the amount of approximately $136,000 which may be carried forward and offset against taxable income in the future for an indefinite period.

c.	Tax assessment:

The Company has net operating losses from prior tax periods which may be subjected to examination in future periods. As of December 31, 2021, the Company’s tax years until December 31, 2016, are subject to the statute of limitation in Israel.

The US Subsidiary has yet to receive final tax assessments since its incorporation.

d.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforwards and other temporary differences.

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2021	2020

Carryforward losses	$31,289	$22,168
Research and development expenses	5,203	3,644
Issuance costs	479	957
Reserves and allowances	239	190

Deferred tax assets before valuation allowance	37,210	26,959
Less - valuation allowance	(37,210)	(26,959)

Net deferred tax assets	$-	$-

Management currently believes that since the Company has a history of losses, and there is uncertainty with respect to future taxable income of the Company, it is more likely than not that the deferred tax assets will not be utilized in the foreseeable future. Thus, a full valuation allowance was provided to reduce deferred tax assets to their realizable value.

In 2021 and 2020, the main reconciling items of the Company’s statutory tax rate of 23% and the effective tax rate of 0% is tax carryforward losses and other temporary differences, such as research and development expenses, for which a full valuation allowance was provided.